Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Summary of Group's intangible assets
	December 31,
	2014	2015
	RMB	RMB

Gross carrying amount
Brand names	94,120	102,654
Operating rights for licensed games	11,721	46,879
Software	17,304	38,307
Operating rights for game broadcasting	-	35,071
Domain names	24,686	25,902
Technology	17,145	17,621
Others	18,300	31,200

Total of gross carrying amount	183,276	297,634

Less: accumulated amortization
Brand names	(1,728)	(20,294)
Operating rights for licensed games	(4,249)	(15,010)
Software	(5,944)	(9,464)
Operating rights for game broadcasting	-	(23,278)
Domain names	(4,278)	(6,249)
Technology	(6,035)	(7,712)
Others	(774)	(5,478)

Total accumulated amortization	(23,008)	(87,485)

Less: accumulated impairment	(6,234)	(63,712)

Intangible assets, net	154,034	146,437

Schedule of estimated amortization expenses
Amortization expense
of intangible assets

2016	44,269
2017	23,052
2018	19,076
2019	11,070
2020	8,744

Schedule of weighted average amortization periods of intangible assets
December 31,
	2014	2015

Domain names	15 years	15 years
Technology	5 years	5 years
Software	4 years	5 years
Brand names	11 years	10 years
Operating rights for licensed games	2 years	3 years
Operating rights for game broadcasting	-	1 year
Others	3-5 years	3-5 years